RELATED PARTY TRANSACTIONS (Details)			12 Months Ended
		Aug. 19, 2015 item	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
RELATED PARTY TRANSACTIONS
Number of new classes of units offered by the Fund | item		3
Class A
RELATED PARTY TRANSACTIONS
Management fees (as a percent)			1.50%
Subscriptions			$ 587,905	$ 831,690	$ 1,762,136
Class C
RELATED PARTY TRANSACTIONS
Management fees (as a percent)			2.50%
Subscriptions			$ 858,000	4,941,000	8,933,000
Class I
RELATED PARTY TRANSACTIONS
Management fees (as a percent)			1.10%
Subscriptions			$ 234,625	212,328	1,292,872
Class AA
RELATED PARTY TRANSACTIONS
Management fees (as a percent)			2.50%
Subscriptions	[1]		$ 1,199,000
Class II
RELATED PARTY TRANSACTIONS
Management fees (as a percent)			1.35%
Subscriptions	[2],[3]		$ 1,584,229
Class MM
RELATED PARTY TRANSACTIONS
Management fees (as a percent)			0.60%
Subscriptions			$ 0
Financial Data Services, Inc.
RELATED PARTY TRANSACTIONS
Fees allocated to Fund			36,363	47,679	$ 92,030
Fees payable			$ 0	$ 6,615
Financial Data Services, Inc. | Minimum
RELATED PARTY TRANSACTIONS
Fee rate per year as a percentage of aggregate net assets (as a percent)			0.016%
Financial Data Services, Inc. | Maximum
RELATED PARTY TRANSACTIONS
Fee rate per year as a percentage of aggregate net assets (as a percent)			0.02%

[1]	Units issued on November 16, 2015.
[2]	Includes a transfer in of $1,584,229 from Class A and Class C.
[3]	Units issued on December 7, 2015.